Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid for PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid for Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		(GAAP) Net Income ($000s) (7)	Company Selected Performance Measure
					Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (6)		Adjusted Operating Income ($000s) (8)
2026	14,794,242	37,666,707	2,316,009	3,270,583	261.02	98.38	66,186	262,184
2025	14,154,313	16,490,545	2,327,311	2,497,073	128.98	115.57	37,431	222,506
2024	10,229,763	10,864,371	1,922,950	1,439,877	110.45	101.90	144,300	211,505
2023	9,307,439	10,567,167	1,259,701	1,349,409	108.49	101.07	76,044	175,048

Company Selected Measure Name	adjusted operating income
Named Executive Officers, Footnote	The dollar amount reported for the PEO, Mr. Dolan, under “Summary Compensation Table Total” is the amount of total compensation reported for Mr. Dolan for each corresponding year in the “Total” column of the Summary Compensation Table.
(3)    The dollar amount reported under “Average Summary Compensation Total for Non-PEO NEOs” represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Dolan) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs included for purposes of calculating the average amount in each applicable fiscal year are as follows: (i) for the 2026 fiscal year, David J. Collins, Allen Lo, Philip G. D’Ambrosio, Alexander Shvartsman, Laura Franco and Layth Taki; (ii) for the 2025 fiscal year, David J. Collins, Laura Franco, Philip G. D’Ambrosio, Layth Taki, Michael J. Grau and Lee Weinberg; (iii) for the 2024 fiscal year, Michael J. Grau, Laura Franco, Philip G. D’Ambrosio, David F. Byrnes, Jamal H. Haughton, and Courtney M. Zeppetella; and (iv) for the 2023 fiscal year, David F. Byrnes, Jamal H. Haughton, Philip G. D’Ambrosio, and Courtney M. Zeppetella.

Peer Group Issuers, Footnote
(6)    As permitted by SEC rules, the peer group referenced for purposes of “Peer Group Total Shareholder Return” is that of the Dow Jones U.S. Media Sector Index, which is the industry index reported in our 2026 Form 10-K in accordance with Regulation S-K Item 201(e). In prior years, we used the Bloomberg Americas Entertainment Index; however, that index was discontinued in 2025 by Bloomberg. Accordingly, we have used the Dow Jones U.S. Media Sector Index as a replacement for the discontinued index and because the Bloomberg Americas Entertainment Index was discontinued, we are unable to compare our cumulative total return with that index.

PEO Total Compensation Amount	$ 14,794,242	$ 14,154,313	$ 10,229,763	$ 9,307,439
PEO Actually Paid Compensation Amount	$ 37,666,707	16,490,545	10,864,371	10,567,167
Adjustment To PEO Compensation, Footnote	2) The dollar amount reported for Mr. Dolan under “Compensation Actually Paid” represents the amount of CAP to Mr. Dolan, as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Dolan’s total compensation for the 2026 fiscal year to determine the CAP:

James L. Dolan
2026 ($)
Total Compensation as reported in Summary Compensation Table	14,794,242
Subtract change in pension value as reported in Summary Compensation Table	—
Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—
Subtract value of equity awards as reported in Summary Compensation Table	(8,889,878)
Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	18,316,408
Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	799,487
Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year	—
Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year	12,646,449
Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	—
Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year	—
Compensation Actually Paid to PEO*	37,666,707
___________________
*Note: Numbers in rows above may not sum to CAP due to rounding

Non-PEO NEO Average Total Compensation Amount	$ 2,316,009	2,327,311	1,922,950	1,259,701
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,270,583	2,497,073	1,439,877	1,349,409
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amount reported under “Average Compensation Actually Paid for Non-PEO NEOs” represents the average amount of CAP to the NEOs as a group (excluding Mr. Dolan for 2026), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the non-PEO NEOs’ total compensation for the 2026 fiscal year to determine the CAP:

NEO Averages
2026 ($)
Total Compensation as reported in Summary Compensation Table	2,316,009
Subtract change in pension value as reported in Summary Compensation Table	—
Add pension value attributable to covered fiscal year’s service and any change in such value attributable to plan amendments made in covered fiscal year	—
Subtract value of equity awards as reported in Summary Compensation Table	(882,864)
Add year-end fair value of equity awards granted in covered fiscal year that were unvested at end of covered fiscal year	1,279,235
Add change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during covered fiscal year	235,863
Add vesting date fair value of equity awards granted in covered fiscal year that vested during covered fiscal year	67,830
Add change in fair value from end of prior fiscal year to end of covered fiscal year for awards granted in prior fiscal years that were unvested at end of covered fiscal year	522,150
Subtract fair value of awards forfeited in covered fiscal year determined at end of prior fiscal year	(267,639)
Add dividends or other earnings paid on stock or option awards in covered fiscal year that are not otherwise included in total compensation for covered fiscal year	—
Compensation Actually Paid to Non-PEO NEOs*	3,270,583
___________________
*Note: Numbers in rows above may not sum to CAP due to rounding

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
___________________
*    The Compensation Committee determined compensation amounts in each year based on a variety of factors, including AOI as it was defined in the applicable year. The Company amended its definition of AOI during the fiscal year ended June 30, 2024 so that the impact of non-cash straight-line leasing revenue associated with the Arena License Agreements is no longer excluded. AOI presented in the Pay versus Performance Table for prior year periods has not been adjusted to reflect this amendment, and is therefore not comparable across periods. If the Company were to adjust AOI for the prior year period to reflect this amendment, such amount would be $201,593 in 2023.

Total Shareholder Return Vs Peer Group
Tabular List, Table	The most important performance measures used by the Company to link CAP to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are:
•AOI;
•Net revenue; and
	•Business unit strategic objectives.
Total Shareholder Return Amount	$ 261.02	128.98	110.45	108.49
Peer Group Total Shareholder Return Amount	98.38	115.57	101.90	101.07
Net Income (Loss)	$ 66,186,000	$ 37,431,000	$ 144,300,000	$ 76,044,000
Company Selected Measure Amount	262,184,000	222,506,000	211,505,000	175,048,000
PEO Name	Mr. Dolan
Additional 402(v) Disclosure

PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) and Item 402(v) of Regulation S-K, the table below sets forth information about the relationship between compensation actually paid (“CAP”) to our principal executive officer (“PEO”) and non-PEO NEOs and certain financial performance measures of the Company and how the Company aligns executive compensation with the Company’s performance. CAP represents an amount calculated in accordance with the SEC’s prescribed formula pursuant to Dodd-Frank and does not represent compensation actually paid to or earned by our NEOs in any year. Neither the Compensation Committee nor the Company directly used this information when making compensation-related decisions for any fiscal year. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with Company performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.
Cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period.     Reflects Net Income as reported in our Annual Report on Form 10-K for the relevant fiscal year. Net Income Attributable to MSGE Stockholders was $66,186 in 2026, $37,431 in 2025, $144,300 in 2024 and $76,597 in 2023.
Financial Performance Measures
As described in greater detail in the “Compensation Discussion & Analysis” section of this proxy statement, our approach to executive compensation is designed to directly link pay to performance, recognize both corporate and individual performance, promote long-term stock ownership, attract, retain and motivate talented executives, and balance risk and reward while taking into consideration stakeholder feedback as well as market trends and practices.
Analysis of the Information Presented in the Pay versus Performance Table
While we utilize several performance measures to align executive compensation with performance, all of those measures are not presented in the Pay versus Performance Table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with CAP for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic descriptions of the relationships between information presented in the Pay versus Performance Table.

Net Income (Loss) Attributable to Stockholders				$ 76,597,000
Measure:: 1
Pay vs Performance Disclosure
Name	AOI
Non-GAAP Measure Description	Reflects adjusted operating income as defined in our Annual Report on Form 10-K for the relevant fiscal year. AOI is a non-GAAP financial measure. For a reconciliation of this non-GAAP measure to the most comparable GAAP measures, please see Annex A. The adjusted operating income figures used to set performance targets and determine payouts within our MPIP and LTIP (as described in the “Compensation Discussion & Analysis” section of this proxy statement) may contemplate certain potential future adjustments or exclusions.
Measure:: 2
Pay vs Performance Disclosure
Name	Net revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Business unit strategic objectives
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,889,878)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,316,408
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	799,487
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,646,449
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(882,864)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,279,235
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	235,863
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,830
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	522,150
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(267,639)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0